Pledged assets and contingent liabilities	12 Months Ended
Dec. 31, 2025
Pledged assets and contingent liabilities [Abstract]
Pledged assets and contingent liabilities
Note 23. Pledged assets and contingent liabilities

Skr mn	Dec 31, 2025	Dec 31, 2024
Collateral provided
Cash collateral under the security agreements for derivative contracts	6,858	3,201

Contingent liabilities
Guarantee commitments	9,896	9,428

Commitments
Committed undisbursed loans	81,624	56,887